UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21422

Ziegler Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Scott A. Roberts
Ziegler Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30
Date of reporting period: March 31, 2013

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Ziegler Lotsoff
CAPITAL MANAGEMENT, LLC

ZIEGLER CAPITAL MANAGEMENT INVESTMENT TRUST

STRATEGIC INCOME FUND

– INVESTOR CLASS (ZLSCX)
– INSTITUTIONAL CLASS (ZLSIX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2013

ZLCMFUNDS.COM

Ziegler Capital Management Investment Trust
LETTER TO SHAREHOLDERS
March 31, 2013 (Unaudited)

Dear Shareholders,

Since the launch of the Ziegler Strategic Income Fund (the “Fund”) on January 31, 2012, the low interest rate environment persisting in the U.S. and around the world has resulted in continued demand for investment income alternatives to traditional bond funds. Our firm has managed alternative credit and income mandates since 2006 and our portfolio managers have decades of experience in credit and income alternatives investing. In a registered mutual fund, investors gain access to our firm-wide expertise in a highly liquid and transparent structure.

The Fund’s investment strategy is focused on providing high current income and capital appreciation by investing in high yielding securities of both investment and non-investment grade credit quality. We carefully assess and monitor the credit quality of each of the companies in which we invest, focusing our analysis on a company’s business prospects and its capital structure relative to our expectations about the level and volatility of its cash flow from operations. The strategy takes advantage of our ability to participate in a variety of income producing markets, including convertible, corporate and municipal bonds, preferred stocks and high income investment pools. High income investment pools are comprised primarily of the common equities of business development corporations and mortgage-backed real estate investment trusts, both of which are diversified pools of high income producing loans, frequently secured by real property.

In addition, the Fund usually employs a base-line hedging strategy designed to provide protection against broad market declines in asset prices.

The Fund has succeeded in meeting its mandate. The average annual total return for Institutional Class and Investor Class shares of the Fund from inception on January 31, 2012 through March 31, 2013 was 6.79% and 6.75%*, respectively. Over that same period the Citigroup 3-Month T-Bill Index, a well-known “Risk Free” benchmark, returned an average annual return of 0.07%, and the Barclays U.S. Aggregate Index, a widely-used investment grade bond index, generated an average annual return of 2.73%. The Fund’s excess return was largely a result of income generated by its investments in high yielding bonds, preferred stocks and common stocks.

For the semi-annual period ending March 31, 2013 covered by this report, the Institutional Class and Investor Class shares returned 2.08% and 2.14%*, respectively, compared to 0.04% for the Citigroup 3-Month T-Bill Index and 0.09% for the Barclays U.S. Aggregate Index.

Investment results in general, and in particular over the semi-annual period ending March 31, 2013 were driven by a decision to increase the portfolio’s exposure to income producing investments, especially high yield bonds. At September 2012 the portfolio had 48% of its net assets in high yield bonds, 28% in preferred securities and 7% in high income investment pools. Total investments in income producing securities comprised 85% of net assets. At March 31, 2013 investments in high yield bonds increased to 60% of net assets, preferred securities increased slightly to 30%, high income equity pool investments declined to 4%, and investments in (taxable) municipal bonds were made in an amount equivalent to 3%. At the end of the period, investments in total income producing securities grew to 97% of net assets.

Investment markets have continued to perform well over the last several months, as well as the last several years. While corporate earnings have exhibited lower than typical rates of growth at this point in an economic recovery, measures of credit quality remain supportive of valuations. The current environment of stable, non-inflationary, economic growth is a positive one for corporate credit quality and we believe the U.S. economy remains on track to be supportive of an income-focused investment strategy. The backdrop of slow steady economic and corporate profit growth presents less of a risk of corporate activity harmful to bondholders such as excessive investments in risky growth initiatives and merger and arbitrage activity. Another risk we evaluate and monitor is an increase in distributions to shareholders in the form of buybacks and dividends, of which we are seeing less thus far in the current economic recovery than in prior recoveries. Consistent with our observation corporations thus far have avoided various behavioral excesses harmful to creditors, we also observe both equity market and yield volatility levels are near record lows.

*
Investor Class inception date was January 31, 2012. The Institutional Class inception date was February 1, 2013. Institutional Class share performance prior to February 1, 2013 reflects the Investor Class returns recalculated to apply the Institutional Class fees.

Ziegler Capital Management Investment Trust
LETTER TO SHAREHOLDERS (Continued)
March 31, 2013 (Unaudited)

One measure we carefully monitor is the average spread (incremental yield) over risk-free Treasury Bonds. Based on this analysis, and our belief companies overall are maintaining appropriate capital structures relative to the volatility of their businesses, we continue to see value in the high yield and other credit markets.

As investors in general, and even more as credit investors, we are vigilant in our watch for signs of deterioration in credit fundamentals and the potential for risk premiums to increase. While the Cyprus bank crisis did introduce some concerns and downward pressure on investment markets, the magnitude of that issue was small and thus markets quickly recovered from it. We believe the primary risk to U.S. focused credit and investment markets is a potential slowdown in the domestic economy from lofty first quarter levels as spending cuts, tax increases, sequestration and the ongoing effects of a prolonged heightened level in unemployment and underemployment take effect. Therefore we are cautious around making investments in consumer sensitive industries. Looking globally, Europe’s weak economic climate and a possible slowdown in China’s growth engine are also high on our list of concerns. Early indicators of developments in the above may appear in commodity prices, though one of our favorite indicators – the price of copper, has lately been distorted due to unusually large inventory levels. We note other commodity and raw material prices such as pulp, lumber polyethylene and natural gas are showing signs of strength. Related to the strength in lumber prices, it seems apparent home prices and housing activity are also strengthening, perhaps significantly.

Reflecting our thoughts, the portfolio is fully invested in a variety of yield producing instruments including high yield bonds, preferred securities, mortgage-backed real estate investment trusts and taxable municipal bonds. We have significant exposure to bank credit, primarily through investments in bank preferred stocks, as we believe bank credit quality is strong and will continue to improve as banks and regulators remain focused on capital adequacy. We have seen value in the pipeline business for some time and have a meaningful amount of exposure to that industry. The portfolio also has significant investments in subsets of the energy and telecom industries, homebuilders and gaming and lodging companies based on our view of attractive credit trajectories and valuations in those industries. We have some investments in chemical companies and we are evaluating adding to our chemical company investments as the persistent low natural gas prices (and associated natural gas liquids) in the U.S., which serve as feedstock for chemical production, have enabled U.S. chemical companies to generate above average margins, which will accelerate dramatically as capacity utilization increases.

We thank you for the confidence and trust you place in us and we pledge to continue our hard work to carefully assess the risk and return of each of the investments we make on your behalf.

Sincerely,

Paula Horn
Chief Investment Officer, Lead Portfolio Manager

Michael R. Hilt
Senior Portfolio Manager

Prices of bonds tend to move inversely with changes in interest rates. Some bonds may be redeemed before their maturity date and the Fund may have to reinvest the proceeds in an investment offering a lower yield. Failure of an issuer to make timely interest or principal payments or a perceived or real decline in the credit quality of a bond can cause a bond’s price to fall. The Fund may also invest in non-investment grade securities, which involve greater credit risk, including the risk of default. The prices of high yield bonds are more sensitive to changing economic conditions and can fall dramatically in response to negative news about the issuer or its industry, or the economy in general. Prices for fixed income securities, while normally relatively stable, have experienced a higher than normal degree of volatility due to perceived credit risk and resultant sharp decrease in liquidity.

Ziegler Capital Management Investment Trust
LETTER TO SHAREHOLDERS (Continued)
March 31, 2013 (Unaudited)

The Fund may lose money if the strategy does not achieve the Fund’s objective or implement the strategy properly. The value of securities may fluctuate rapidly and sometimes unpredictably. A credit default swap enables an investor to buy or sell protection against a credit event in which the Fund may have to pay the counterparty or receive no benefit for the premium paid. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls and potentially have unlimited risk.

Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative will not correlate with the Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial. Put or call options may lose the premium, have decreased liquidity, or could be exercised at a higher price or lower price than its prevailing market value. Options are highly specialized activities and entail greater than ordinary investment risks.

The Fund’s portfolio turnover rate may exceed 100% per year, which will produce higher transaction costs, increase realized gains (or losses) to investors, and may lower after-tax performance. The Fund may experience periods where a position is more difficult to sell at or near their perceived value. The Fund will invest in fewer securities than diversified investment companies and its performance may be more volatile. Real Estate Investment Trusts (REITs) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate.

You should consider the Fund’s objectives, risks, charges and expenses carefully before investing. To obtain a prospectus that contains this and other information about the Fund, please call 1-877-568-7633 for a free prospectus. Please read it carefully before investing.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 3.8%
	REITS – 3.8%
10,900	American Capital Agency Corp.	$357,302
23,000	Annaly Capital Management, Inc.	365,470
51,900	ARMOUR Residential REIT, Inc.	338,907
110,800	Chimera Investment Corp.	353,452
		1,415,131
	TOTAL COMMON STOCKS (Cost $1,403,927)	1,415,131

Principal Amount		Value

	CORPORATE BONDS – 60.2%
	AEROSPACE/DEFENSE – 1.5%
$500,000	Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017(1)	550,000

	AUTO MANUFACTURERS – 1.5%
500,000	Chrysler Group LLC 8.00%, 6/15/2019(1)	548,125

	BANKS – 0.8%
250,000	Synovus Financial Corp. 7.88%, 2/15/2019(1)	283,750

	BUILDING MATERIALS – 1.5%
500,000	Nortek, Inc. 8.50%, 4/15/2021(1)	555,000

	CHEMICALS – 2.0%
250,000	Huntsman International LLC 4.88%, 11/15/2020(1)(2)	251,875
500,000	Rockwood Specialties Group, Inc. 4.63%, 10/15/2020(1)	512,500
		764,375
	COAL – 1.1%
400,000	Penn Virginia Resource Partners LP 8.25%, 4/15/2018(1)	424,000

	COMMERCIAL SERVICES – 2.0%
500,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 4/1/2023(1)(2)	498,750
250,000	WEX, Inc. 4.75%, 2/1/2023(1)(2)	241,875
		740,625

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMPUTERS – 1.3%
$500,000	NCR Corp. 5.00%, 7/15/2022(1)(2)	$501,250

	DIVERSIFIED FINANCIAL SERVICES – 3.0%
500,000	General Electric Capital Corp. 7.13%, 12/29/2049(1)(3)	581,533
500,000	Icahn Enterprises LP 8.00%, 1/15/2018(1)	535,000
		1,116,533
	ENERGY-ALTERNATE SOURCES – 1.4%
500,000	Saratoga Resources, Inc. 12.50%, 7/1/2016(1)	513,750

	FOOD – 1.4%
500,000	Del Monte Corp. 7.63%, 2/15/2019(1)	521,250

	HEALTHCARE-SERVICES – 3.5%
530,000	Apria Healthcare Group, Inc. 11.25%, 11/1/2014(1)	545,900
500,000	HCA Holdings, Inc. 6.25%, 2/15/2021(1)	533,125
250,000	Tenet Healthcare Corp. 4.50%, 4/1/2021(1)(2)	245,000
		1,324,025
	HOME BUILDERS – 2.8%
500,000	DR Horton, Inc. 4.38%, 9/15/2022(1)	491,250
	KB Home
250,000	8.00%, 3/15/2020(1)	288,125
250,000	7.50%, 9/15/2022(1)	280,625
		1,060,000
	HOME FURNISHINGS – 1.4%
500,000	Tempur-Pedic International, Inc. 6.88%, 12/15/2020(1)(2)	533,750

	HOUSEHOLD PRODUCTS/WARES – 0.7%
250,000	Central Garden and Pet Co. 8.25%, 3/1/2018(1)	257,500

	LODGING – 2.7%
500,000	MCE Finance Ltd. 5.00%, 2/15/2021(1)(2)(4)	505,000

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	LODGING (Continued)
$500,000	MGM Resorts International 6.63%, 12/15/2021(1)	$524,375
		1,029,375
	MEDIA – 4.1%
500,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 9/15/2020(1)(2)	518,750
500,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/1/2020(1)(2)	499,375
500,000	Sinclair Television Group, Inc. 6.13%, 10/1/2022(1)(2)	523,750
		1,541,875
	METAL FABRICATE/HARDWARE – 1.5%
500,000	Atkore International, Inc. 9.88%, 1/1/2018(1)	548,750

	OIL & GAS – 4.5%
	Chesapeake Energy Corp.
100,000	6.78%, 3/15/2019(1)	104,500
250,000	2.50%, 5/15/2037(1)(5)	239,531
250,000	Denbury Resources, Inc. 4.63%, 7/15/2023(1)	241,250
500,000	Plains Exploration & Production Co. 6.88%, 2/15/2023(1)	566,250
500,000	SandRidge Energy, Inc. 8.75%, 1/15/2020(1)	538,750
		1,690,281
	OIL & GAS SERVICES – 0.3%
100,000	Exterran Partners LP /EXLP Finance Corp. 6.00%, 4/1/2021(1)(2)	99,625

	PACKAGING & CONTAINERS – 2.1%
250,000	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/2023(1)(2)	242,500
500,000	Sealed Air Corp. 6.50%, 12/1/2020(1)(2)	547,500
		790,000
	PIPELINES – 2.7%
500,000	Access Midstream Partners LP / ACMP Finance Corp. 4.88%, 5/15/2023(1)	493,750

Principal Amount		Value

	CORPORATE BONDS (Continued)
	PIPELINES (Continued)
$500,000	Atlas Pipeline Escrow LLC 6.63%, 10/1/2020(1)(2)	$521,250
		1,015,000
	REITS – 1.4%
500,000	Felcor Lodging LP 5.63%, 3/1/2023(1)(2)	509,375

	RETAIL – 2.7%
500,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/2021(1)	516,250
500,000	Petco Holdings, Inc. 8.50%, 10/15/2017(1)(2)	515,625
		1,031,875
	SOFTWARE – 0.7%
250,000	First Data Corp. 9.88%, 9/24/2015(1)	257,500

	STORAGE/WAREHOUSING – 1.4%
500,000	Niska Gas Storage U.S. LLC 8.88%, 3/15/2018(1)	521,250

	TELECOMMUNICATIONS – 8.8%
250,000	CenturyLink, Inc. 5.63%, 4/1/2020(1)	255,625
500,000	DigitalGlobe, Inc. 5.25%, 2/1/2021(1)(2)	496,875
500,000	Frontier Communications Corp. 7.13%, 1/15/2023(1)	506,250
1,000,000	Sprint Nextel Corp. 6.00%, 11/15/2022(1)	1,027,500
500,000	West Corp. 7.88%, 1/15/2019(1)	532,500
500,000	Windstream Corp. 6.38%, 8/1/2023(1)(2)	496,250
		3,315,000
	TRANSPORTATION – 1.4%
500,000	Gulfmark Offshore, Inc. 6.38%, 3/15/2022(1)	522,500

	TOTAL CORPORATE BONDS (Cost $21,922,954)	22,566,339

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS – 2.7%
	PUERTO RICO – 2.7%
$1,000,000	Government Development Bank for Puerto Rico 4.70%, 5/1/2016	$1,009,490

	TOTAL MUNICIPAL BONDS (Cost $1,011,369)	1,009,490

Number of Shares		Value

	PREFERRED STOCKS – 30.2%
	BANKS – 11.4%
6,100	Ally Financial, Inc. 7.30%, 5/24/2013(1)	155,550
10,065	8.50%, 5/15/2016(1)(3)	269,541
20,000	Bank of New York Mellon Corp. 5.20%, 9/20/2017(1)	505,800
20,000	BB&T Corp. 5.63%, 8/1/2017(1)	510,800
15,000	Capital One Financial Corp. 6.00%, 9/1/2017(1)	380,100
20,000	Goldman Sachs Group, Inc. 5.95%, 11/10/2017(1)	506,000
15,000	JPMorgan Chase & Co. 5.50%, 9/1/2017(1)	379,500
15,000	PNC Financial Services Group, Inc. 6.13%, 5/1/2022(1)(3)	415,050
20,000	Regions Financial Corp. 6.38%, 12/15/2017(1)	510,600
20,000	SunTrust Banks, Inc. 5.88%, 3/15/2018(1)	502,400
5,000	U.S. Bancorp 6.00%, 4/15/2017(1)(3)	139,200
		4,274,541

	DIVERSIFIED FINANCIAL SERVICES – 3.8%
20,000	Discover Financial Services 6.50%, 12/1/2017(1)	516,800
20,000	General Electric Capital Corp. 4.88%, 10/15/2017(1)	514,400
13,600	Raymond James Financial, Inc. 6.90%, 3/15/2017(1)	378,216
		1,409,416

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	INSURANCE – 1.4%
20,000	Aflac, Inc. 5.50%, 9/26/2017(1)	$526,000

	INVESTMENT MANAGEMENT COMPANIES – 1.5%
3,772	Ares Capital Corp. 7.75%, 10/15/2015(1)	100,071
3,000	KKR Financial Holdings LLC 7.50%, 3/20/2017(1)	84,540
15,000	7.38%, 1/15/2018(1)	390,750
		575,361
	PIPELINES – 1.1%
15,000	NuStar Logistics LP 7.63%, 1/15/2018(1)(3)	402,150

	REITS – 10.5%
20,000	Boston Properties, Inc. 5.25%, 3/27/2018(1)	500,000
19,400	Colony Financial, Inc. 8.50%, 3/20/2017(1)	522,054
15,311	CommonWealth REIT 6.50%, 12/31/2049(5)	366,392
10,000	CYS Investments, Inc. 7.75%, 8/3/2017(1)	252,800
11,000	Digital Realty Trust, Inc. 6.63%, 4/5/2017(1)	296,560
16,902	DuPont Fabros Technology, Inc. 7.88%, 10/15/2015(1)	455,171
5,751	Hospitality Properties Trust 7.00%, 5/24/2013(1)	146,190
20,000	Invesco Mortgage Capital, Inc. 7.75%, 7/26/2017(1)	511,600
20,000	Public Storage 5.20%, 1/16/2018(1)	500,400
15,900	Senior Housing Properties Trust 5.63%, 8/1/2017(1)	398,295
		3,949,462
	TELECOMMUNICATIONS – 0.5%
8,012	Telephone & Data Systems, Inc. 6.88%, 11/15/2015(1)	209,033

	TOTAL PREFERRED STOCKS (Cost $10,936,957)	11,345,963

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.2%
	PUT OPTIONS – 0.2%
250	SPDR S&P 500 ETF Trust Exercise Price: $154, Expiration Date: June 22, 2013*	$77,500

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $96,509)	77,500

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 3.0%
$1,123,109	UMB Money Market Fiduciary, 0.01%(6)	1,123,109

	SHORT-TERM INVESTMENTS (Cost $1,123,109)	1,123,109

	TOTAL INVESTMENTS – 100.1% (Cost $36,494,825)	37,537,532
	Liabilities in Excess of Other Assets – (0.1)%	(47,065)

	TOTAL NET ASSETS – 100.0%	$37,490,467

Number of Shares		Value

	SECURITIES SOLD SHORT – (0.2)%
	COMMON STOCK – (0.1)%
	OIL & GAS – (0.1)%
(2,500)	Chesapeake Energy Corp.	(51,025)

	TOTAL COMMON STOCKS (Proceeds $50,104)	(51,025)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	PUT OPTIONS – (0.1)%
(140)	SPDR S&P 500 ETF Trust Exercise Price: $147, Expiration Date: June 22, 2013*	$(20,580)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $27,291)	(20,580)

	TOTAL SECURITIES SOLD SHORT (Proceeds $77,395)	$(71,605)

ETF – Exchange Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

REIT – Real Estate Investment Trust

*	Non-income Producing

(1)	Callable

(2)	144A Restricted Security

(3)	Variable, Floating, or Step Rate Security

(4)	Foreign security denominated in U.S. Dollars

(5)	Convertible Security

(6)	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Notional Amount(2)	Pay/ Receive(1) Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)

JPMorgan	Bristol-Myers Squibb Co. 6.80%, 11/15/2026	$1,000,000	Pay	1.00%	3/20/2018	$(35,579)	$1,148

JPMorgan	The Markit CDX North America High Yield Index Series 19	2,000,000	Pay	5.00%	12/20/2017	(91,876)	5,369
Total Credit Default Swaps						(127,455)	6,517
Total Swap Contracts						$(127,455)	$6,517

(1)
If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

(2)	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

SWAPTIONS

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
JPMorgan	CDX.NA.HY.19
	Put - 5 Year Index	Buy	$100	4/17/2013	$7,500,000	$80,625	$4,154
	Put - 5 Year Index	Buy	101	4/17/2013	3,000,000	30,000	2,848
	Put - 5 Year Index	Buy	98	9/18/2013	5,000,000	157,500	51,881
	Put - 5 Year Index	Sell	94	4/17/2013	(5,000,000)	(12,250)	(67)
	Put - 5 Year Index	Sell	90	9/18/2013	(5,000,000)	(55,000)	(13,002)
Total Credit Default Swaptions on Credit Indices						200,875	45,814
Total Swaption Contracts						$200,875	$45,814

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note	175	June 2013	$13,126
90 Day Euro $ Future	(54)	June 2013	(17,208)
90 Day Euro $ Future	(39)	September 2013	(16,616)
90 Day Euro $ Future	(38)	December 2013	(16,641)
90 Day Euro $ Future	(38)	March 2014	(17,700)
90 Day Euro $ Future	(38)	June 2014	(2,500)
90 Day Euro $ Future	(38)	September 2014	(3,150)
90 Day Euro $ Future	(6)	December 2014	(660)
Total Futures Contracts			$(61,349)

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

Assets:
Investments in securities, at value (cost $36,398,316)	$37,460,032
Purchased options, at value (cost $96,509)	77,500
Purchased swaptions, at value (cost $268,125)	58,883
Unrealized appreciation on open swap contracts	6,517
Cash	4,555
Receivables:
Investment securities sold	858,929
Fund shares sold	600,000
Dividends and interest	467,411
Due from Adviser	12,899
Prepaid expenses	38,390
Total assets	39,585,116

Liabilities:
Securities sold short, at value (proceeds $50,104)	51,025
Written options, at value (proceeds $27,291)	20,580
Written swaptions, at value (proceeds $67,250)	13,069
Premiums received on open swap contracts	127,455
Payables:
Due to brokers	1,041,228
Investment securities purchased	776,554
Distribution Plan - Investor Class (Note 6)	15,881
Shareholder Service Plan - Institutional Class (Note 7)	7,256
Trustees' fees	11,656
Variation margin	2,916
Accrued other expenses	27,029
Total liabilities	2,094,649

Net Assets	$37,490,467

Components of Net Assets:
Capital (no par value with an unlimited number of shares authorized)	$36,995,257
Accumulated net investment income	16,857
Accumulated net realized loss on investments, purchased options, purchased swaptions, swap contracts, securities sold short, written options, written swaptions, and futures contracts	(360,251)
Net unrealized appreciation (depreciation) on:
Investments	1,061,716
Purchased options	(19,009)
Purchased swaptions	(209,242)
Swap contracts	6,517
Securities sold short	(921)
Written options	6,711
Written swaptions	54,181
Futures contracts	(61,349)
Net Assets	$37,490,467

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
March 31, 2013 (Unaudited)

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$5,322,860
Shares of beneficial interest issued and outstanding	519,964
Redemption price	$10.24

Institutional Class Shares:
Net assets applicable to shares outstanding	$32,167,607
Shares of beneficial interest issued and outstanding	3,143,594
Redemption price	$10.23

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

Investment Income:
Interest	$671,262
Dividends	377,660
Total investment income	1,048,922

Expenses:
Advisory fees (Note 3)	111,490
Distribution fees - Investor Class (Note 6)	30,788
Shareholder servicing fees - Institutional Class (Note 7)	7,256
Administration and fund accounting fees	43,377
Trustees' fees	24,103
Registration fees	21,808
Transfer agent fees and expenses	17,638
Legal fees	17,405
Custody fees	11,495
Miscellaneous	9,771
Shareholder reporting fees	6,244
Audit fees	4,921
Insurance fees	1,576
Interest on short positions	10,386
Dividends on short positions	437
Security borrowing fees	393

Total expenses	319,088
Expenses reimbursed by the Adviser	(127,115)
Net expenses	191,973
Net investment income	856,949

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, Purchased Swaptions, Swap Contracts, Securities Sold Short, Written Options, Written Swaptions, and Futures Contracts:
Net realized gain (loss) on:
Investments	119,885
Purchased options	(77,706)
Purchased swaptions	(241,819)
Swap contracts	(71,978)
Securities sold short	(12,581)
Written options	22,298
Written swaptions	(41,406)
Futures contracts	(164,326)
Net realized loss	(467,633)
Net change in unrealized appreciation/(depreciation) on:
Investments	364,677
Purchased options	(19,009)
Purchased swaptions	(165,108)
Swap contracts	6,517
Securities sold short	31,607
Written options	6,711
Written swaptions	45,080
Futures contracts	33,589
Net change in unrealized appreciation/(depreciation)	304,064
Net realized and unrealized loss on investments, purchased options, purchased swaptions, swap contracts, securities sold short, written options, written swaptions, and futures contracts	(163,569)

Net Increase in Net Assets from Operations	$693,380

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Period January 31, 2012* Through September 30, 2012
Increase in Net Assets from:
Operations:
Net investment income	$856,949	$721,665
Net realized gain (loss) on investments, purchased options, purchased swaptions, swap contracts, securities sold short, written options, written swaptions, and futures contracts	(467,633)	155,111
Net change in unrealized appreciation/(depreciation) on investments, purchased options, purchased swaptions, swap contracts, securities sold short, written options, written swaptions, and futures contracts	304,064	534,540
Net increase in net assets resulting from operations	693,380	1,411,316

Distributions to shareholders:
From net investment income:
Investor Class	(441,054)	(738,519)
Institutional Class	(399,038)	—
From net realized gains:
Investor Class	(30,875)	—
Institutional Class	—	—
Total distributions to shareholders	(870,967)	(738,519)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	8,730,603	30,743,109
Institutional Class	31,906,281	—
Reinvestment of distributions:
Investor Class	390,824	365,868
Institutional Class	399,038	—
Cost of shares repurchased:
Investor Class	(35,129,756)	(410,710)
Institutional Class	—	—
Net increase in net assets from capital transactions	6,296,990	30,698,267

Total increase in net assets	6,119,403	31,371,064

Net Assets:
Beginning of period	31,371,064	—
End of period	$37,490,467	$31,371,064

Accumulated net investment income	$16,857	$—

Capital Share Transactions:
Shares sold:
Investor Class	848,327	3,054,849
Institutional Class	3,104,473	—
Shares reinvested:
Investor Class	38,347	35,726
Institutional Class	39,121	—
Shares repurchased:
Investor Class	(3,417,905)	(39,380)
Institutional Class	—	—
Net increase from capital share transactions	612,363	3,051,195

*	Commencement of Operations. Institutional Class commenced operations on February 1, 2013.

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance. For a capital share outstanding throughout each period.	For the Six Months Ended March 31, 2013 (Unaudited)		For the Period January 31, 2012* Through September 30, 2012
Net asset value, beginning of period	$10.28		$10.00
Income from Investment Operations:
Net investment income	1.37		0.27
Net realized and unrealized gain (loss) on investments	(1.15)		0.29
Total from investment operations	0.22		0.56

Less Distributions:
From net investment income	(0.25)		(0.28)
From net realized gain	(0.01)		—
Total distributions	(0.26)		(0.28)

Net asset value, end of period	$10.24		$10.28

Total return	2.14	%(1)(3)	5.64	%(2)(3)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$5,323		$31,371

Ratio of expenses to average net assets(5):
Before fees reimbursed by the Adviser	1.85	%(4)	3.07	%(4)
After fees reimbursed by the Adviser	1.16	%(4)	1.37	%(4)
Ratio of net investment income to average net assets(6):
Before fees reimbursed by the Adviser	3.95	%(4)	4.05	%(4)
After fees reimbursed by the Adviser	4.64	%(4)	5.75	%(4)

Portfolio turnover rate	37	%(3)	71	%(3)

*	Commencement of Operations.

(1)	Total return does not include sales load. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

(2)	Total return includes sales load. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

(3)	Not Annualized.

(4)	Annualized.

(5)
The ratio of expenses to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended March 31, 2013 and September 30, 2012, excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, before fees reimbursed by the Adviser, was 1.79% and 2.80%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, after fees reimbursed by the Adviser, was 1.10% and 1.10%, respectively.

(6)
The ratio of net investment income to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended March 31, 2013 and September 30, 2012, excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, before fees reimbursed by the Adviser, was 4.02% and 4.32%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, after fees reimbursed by the Adviser, was 4.71% and 6.02%, respectively.

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance. For a capital share outstanding throughout the period.	For the Period February 1, 2013* Through March 31, 2013 (Unaudited)
Net asset value, beginning of period	$10.28
Income from Investment Operations:
Net investment income	0.22
Net realized and unrealized loss on investments	(0.14)
Total from investment operations	0.08

Less Distributions:
From net investment income	(0.13)
From net realized gain	—
Total distributions	(0.13)

Net asset value, end of period	$10.23

Total return	0.79	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$32,168

Ratio of expenses to average net assets(3):
Before fees reimbursed by the Adviser	1.89	%(2)
After fees reimbursed by the Adviser	1.02	%(2)
Ratio of net investment income to average net assets(4):
Before fees reimbursed by the Adviser	5.02	%(2)
After fees reimbursed by the Adviser	5.89	%(2)

Portfolio turnover rate	37	%(1)

*	Commencement of Operations.

(1)	Not Annualized.

(2)	Annualized.

(3)
The ratio of expenses to average net assets includes dividends and interest on short positions and transactional expenses. For the period ended March 31, 2013, excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, before fees reimbursed by the Adviser, was 1.82%. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, after fees reimbursed by the Adviser, was 0.95%.

(4)
The ratio of net investment income to average net assets includes dividends and interest on short positions and transactional expenses. For the period ended March 31, 2013, excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, before fees reimbursed by the Adviser, was 5.09%. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, after fees reimbursed by the Adviser, was 5.96%.

See accompanying Notes to Financial Statements.

Ziegler Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited)

1.	Organization

Ziegler Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an, open-end management investment company. The Trust currently has one series, the Strategic Income Fund (the “Fund”). The Fund is a non-diversified Fund which seeks to provide high current income and capital appreciation. The Fund currently offers two share classes, the Investor Class and the Institutional Class. The Fund commenced operations on January 31, 2012 and the outstanding shares of the Fund were renamed Investor Class shares on February 1, 2013. The Institutional Class commenced operations on February 1, 2013. Prior to March 5, 2013 the Fund was named “Ziegler Long/Short Credit Fund.” Prior to January 31, 2013 the Trust was named “Ziegler Lotsoff Capital Management Investment Trust” and the Fund was named “Ziegler Lotsoff Long/Short Credit Fund.” Prior to August 1, 2011 the Trust was named “Lotsoff Capital Management Investment Trust.”

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange (other than the Nasdaq OMX Group, Inc. referred to as Nasdaq) are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq under one of its three listing tiers, Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market (collectively, “Nasdaq-traded securities”), are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the most recent bid price from the exchange the security is primarily traded on. Unlisted securities held by the Fund are valued at the average of the quoted bid and asked prices in the Over-The-Counter Market. Short-term investments are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of March 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
REITS	$1,415,131	$—	$—	$1,415,131
Corporate Bonds	—	22,566,339	—	22,566,339
Municipal Bonds	—	1,009,490	—	1,009,490
Preferred Stocks
Banks	4,274,541	—	—	4,274,541
Diversified Financial Services	1,409,416	—	—	1,409,416
Insurance	526,000	—	—	526,000
Investment Management Companies	575,361	—	—	575,361
Pipelines	402,150	—	—	402,150
REITS	3,949,462	—	—	3,949,462
Telecommunications	209,033	—	—	209,033
Purchased Put Options	77,500	—	—	77,500
Short-Term Investments	1,123,109	—	—	1,123,109
Total	$13,961,703	$23,575,829	$—	$37,537,532

Liabilities
Common Stocks
Oil & Gas	$(51,025)	$—	$—	$(51,025)
Written Put Options	(20,580)	—	—	(20,580)
Total	$(71,605)	$—	$—	$(71,605)

Other Financial Instruments*
Credit Default Swaps	$—	$(120,938)	$—	$(120,938)
Credit Default Swaptions on Credit Indices	—	45,815	—	45,815
Futures Contracts	(61,349)	—	—	(61,349)
Total Other Financial Instruments	$(61,349)	$(75,123)	$—	$(136,472)

*	Other financial instruments are swaps, swaptions, and futures contracts which are detailed in the Schedule of Investments.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

(b) Securities Sold Short – The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

Ziegler Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. As of March 31, 2013, the Fund owed money to brokers and it is included in “Due to brokers” on the Statement of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations.

(c) Derivatives – The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on–or “derived from”–the values of other assets, reference rates, or indexes. The Fund may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting

Ziegler Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the six months ended March 31, 2013 was related to the use of purchased options, purchased swaptions, swap contracts, written options, written swaptions, and futures contracts.

Swap Contracts – The Fund may engage in various swap transactions. The Fund may engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of March 31, 2013, the Fund had outstanding swap agreements as listed on the Schedule of Investments.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of March 31, 2013, the Fund had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts – The Fund may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Ziegler Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

The premium amount and the number of option contracts written by the Fund during the six months ended March 31, 2013, were as follows:

	Number of Contracts	Premium Amount
Options outstanding at October 1, 2012	5,000,000	$44,550
Options written	24,000,275	253,749
Options closed	(16,500,135)	(174,553)
Options expired	(2,500,000)	(29,205)
Options outstanding at March 31, 2013	10,000,140	$94,541

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of March 31, 2013, the Fund had outstanding options contracts as listed on the Schedule of Investments.

Swaptions – An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of March 31, 2013, the Fund had outstanding swaptions as listed on the Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of March 31, 2013:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value
Equity contracts	Purchased options, at value	$77,500	Written options, at value	$20,580
Credit contracts	Unrealized appreciation on open swap contracts	6,517	N/A	N/A
	Purchased swaptions, at value	58,883	Written swaptions, at value	13,069
Interest rate contracts*	N/A	13,126	N/A	N/A
Currency contracts*	N/A	N/A	N/A	74,475
Total		$156,026		$108,124

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

Ziegler Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

The following table sets forth the Fund’s realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the six months ended March 31, 2013:

Amount of realized gain (loss) on derivatives
Risk exposure category	Purchased options	Written options	Swap contracts	Futures contracts	Purchased swaptions	Written swaptions	Total
Equity contracts	$(77,706)	$22,298	$—	$—	$—	$—	$(55,408)
Credit contracts	—	—	(71,978)	—	(241,819)	(41,406)	(355,203)
Interest rate contracts	—	—	—	(7,653)	—	—	(7,653)
Volatility contracts	—	—	—	(115,585)	—	—	(115,585)
Currency contracts	—	—	—	(41,088)	—	—	(41,088)
Total	$(77,706)	$22,298	$(71,978)	$(164,326)	$(241,819)	$(41,406)	$(574,937)

The following table sets forth the Fund’s change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the six months ended March 31, 2013:

Change in unrealized appreciation/(depreciation) on derivatives
Risk exposure category	Purchased options	Written options	Swap contracts	Futures contracts	Purchased swaptions	Written swaptions	Total
Equity contracts	$(19,009)	$6,711	$—	$—	$—	$—	$(12,298)
Credit contracts	—	—	6,517	—	(165,108)	45,080	(113,511)
Interest rate contracts	—	—	—	8,203	—	—	8,203
Volatility contracts	—	—	—	(13,107)	—	—	(13,107)
Currency contracts	—	—	—	38,493	—	—	38,493
Total	$(19,009)	$6,711	$6,517	$33,589	$(165,108)	$45,080	$(92,220)

The gross notional amount of swaps and swaptions for the Fund as of March 31, 2013 is included on the Schedule of Investments. The quarterly average gross notional amount of the swaptions for the Fund was $11,400,000 for the six months ended March 31, 2013. The quarterly average gross notional amount of the swap contracts for the Fund was $1,396,000 for the six months ended March 31, 2013. The quarterly average number of long futures contracts for the Fund was 132 for the six months ended March 31, 2013. The quarterly average number of short futures contracts for the Fund was (196) for the six months ended March 31, 2013. The quarterly average number of purchased option contracts for the Fund was 90 for the six months ended March 31, 2013. The quarterly average number of written option contracts for the Fund was (28) for the six months ended March 31, 2013. The fair value of such contracts at March 31, 2013 is set forth in the table above.

(d) Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Ziegler Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed quarterly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At March 31, 2013, the Fund held restricted securities as denoted on the Schedule of Investments.

(h) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3.	Related Party Transactions

The Trust has an agreement with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.65%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.10% and 0.95% for Investor Class Shares and Institutional Class Shares, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. To the extent any such excluded expenses were incurred, the Fund would incur total annual Fund operating expenses after expense reimbursement greater than 1.10% and 0.95% for Investor Class Shares and Institutional Class Shares, respectively. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the six months ended March 31, 2013 the Adviser made $127,115 in reimbursements to the Fund. The Adviser may recoup a portion of the following amounts no later than September 30, of the years stated below:

2015:	$213,004
2016:	127,115
$340,119

Ziegler Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

4.	Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, swaptions, options, futures contracts, short-term securities and U.S. government obligations) for the Fund for the six months ended March 31, 2013, were as follows:

Purchases	$20,658,117
Sales	$11,551,205

The aggregate purchases and sales of U.S. government obligations for the Fund for the six months ended March 31, 2013, were as follows:

Purchases	$—
Sales	$—

5.	Federal Income Tax Information

At March 31, 2013, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$36,494,868
Proceeds from Securities Sold Short	$(77,395)
Gross Unrealized Appreciation	$1,244,692
Gross Unrealized Depreciation	(404,351)
Net Unrealized Appreciation (Depreciation) on Investments and Securities Sold Short	$840,341

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and derivatives.

The tax character of distributions paid during the fiscal period ended September 30, 2012 were as follows:

2012
Distributions Paid From:
Ordinary Income	$738,519
Net Long-Term Capital Gains	—
Total Taxable Distributions	738,519
Total Distributions Paid	$738,519

As of September 30, 2012, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$30,872
Undistributed Long-term Gains	—
Accumulated Earnings	30,872
Accumulated Capital and Other Losses	—
Unrealized Appreciation (Depreciation)	641,925
Total Accumulated Earnings (Deficit)	$672,797

Ziegler Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

6.	Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. For the six months ended March 31, 2013, distribution fees incurred are disclosed on the Statement of Operations.

7.	Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the six months ended March 31, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

8.	Subsequent Events

Events and transactions have been evaluated by management for subsequent events. As discussed in a Registration Statement supplement dated April 1, 2013, effective April 1, 2013 Stephen K. Bossu ceased to be an active portfolio manager for the Fund. Management has determined that there were no other material events that would require disclosure in the Fund’s financial statements.

9.	New Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Ziegler Capital Management Investment Trust
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013 (the “period”), except for the Institutional Class which is based on the period from commencement of operations on February 1, 2013 to March 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2012(1)	Ending account value March 31, 2013	Expenses paid during the period ended March 31, 2013(2)
Investor Class
Actual Example	$1,000.00	$1,021.40	$5.85
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,019.14	5.84
Institutional Class
Actual Example	1,000.00	1,007.90	1.65
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,006.43	5.11

(1)	The Ziegler Strategic Income Fund Institutional Class commenced operations on February 1, 2013.

(2)
Expenses are equal to the Fund’s annualized expense ratio of 1.16% and 1.02% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 and 59/365 for Investor Class and Institutional Class shares, respectively (to reflect the corresponding period of each Class). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Capital Management Investment Trust
OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Fund’s proxy votes for the year ended June 30, 2012 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Ziegler Lotsoff
CAPITAL MANAGEMENT, LLC

ZIEGLER CAPITAL MANAGEMENT INVESTMENT TRUST

STRATEGIC INCOME FUND

– INVESTOR CLASS (ZLSCX)
– INSTITUTIONAL CLASS (ZLSIX)

UMB Distribution Services, LLC, Distributor
P.O. Box 1811
Milwaukee, WI 53201-1811
1-877-568-7633

ZLCMFUNDS.COM

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ziegler Capital Management Investment Trust

By:	/s/ Scott A. Roberts
Scott A. Roberts
President

Date:	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott A. Roberts
Scott A. Roberts
President

Date:	June 7, 2013

By:	/s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:	June 7, 2013